FINANCIAL INSTRUMENTS (Details 13) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	$ 394,800	$ 234,802
Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	304,830	139,252
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Current portion of non-current borrowings	$ 89,970	$ 95,550